As filed with the Securities and Exchange Commission on November 18, 2011
                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|

Post Effective Amendment No. 154                                             |X|

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                Amendment No. 157
                                                                             |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             KEVIN M. ROBINSON, ESQ.
                   GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                                   DECHERT LLP
                           1095 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10036

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     X     ON DECEMBER 16, 2011 PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________

 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

 _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 115 to its Registration Statement until December 16, 2011. Parts A, B and C of Registrant's Post-Effective Amendment No. 115 under the Securities Act of 1933 and Amendment No. 118 under the Investment Company Act of 1940, filed on January 13, 2011, are incorporated by reference herein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 18th day of November, 2011.

                                             CLAYMORE EXCHANGE-TRADED FUND TRUST


                                             By:  /s/ Kevin M. Robinson
                                                  ------------------------------
                                                  Kevin M. Robinson
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURES                       TITLE                         DATE

                    *                                       November 18, 2011
--------------------------
Randall C. Barnes               Trustee

                    *                                       November 18, 2011
--------------------------
Roman Friedrich III             Trustee

                    *                                       November 18, 2011
--------------------------
Robert B. Karn III              Trustee

                    *                                       November 18, 2011
--------------------------
Ronald A. Nyberg                Trustee

                    *                                       November 18, 2011
--------------------------
Ronald E. Toupin, Jr.           Trustee

/s/ John L. Sullivan                                        November 18, 2011
--------------------------      Treasurer, Chief
John L. Sullivan                Financial Officer and
                                Chief Accounting Officer
/s/ Kevin M. Robinson                                       November 18, 2011
--------------------------
Kevin M. Robinson
*Attorney-In-Fact, pursuant to power of attorney